Fixed Assets (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Advances paid for vessels under construction	$ 130,533	$ 1,135,341
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels as collateral	5
Vessels Net	$ 980,519
Vessels under sale and lease back agreements for which the title of ownership is held by the relevant lender [Member]
Property, Plant and Equipment [Line Items]
Vessels Net	$ 2,108,110
Number of vessels financed through Sale and Lease Back Agreement	10
Vessels Under Construction Six-month Period [Member]
Property, Plant and Equipment [Line Items]
Advances paid for vessels under construction	$ 117,800
Initial expenses	12,669
Loan interest cost capitalized	$ 11,261